Income Taxes (Summary of Reconciliation of Income Tax Benefit (Expense)) (Detail)	12 Months Ended
Jun. 30, 2009
Income Tax Reconciliation [Line Items]
U.S. federal statutory income tax rate	34.00%
State income taxes	4.00%
Percentage depletion in excess of tax basis	(32.70%)
Non-deductible permanent differences	(1.00%)
Other	(0.30%)
Effective income tax rate total	4.00%